OTHER CASH FLOW DISCLOSURES - Change in Non-cash Investing Working Capital (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Accounts payable, including capital accruals	CAD (7.5)	CAD 7.6